Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CORE OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001090504
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000088731
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Advisor Class
Trading Symbol	ADGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 182,766,300
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 497,811
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Material Fund Change [Text Block]
C000027654
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class A
Trading Symbol	ADGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[2]
AssetsNet	$ 182,766,300
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 497,811
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Material Fund Change [Text Block]
C000027656
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class C
Trading Symbol	ADGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.89%	[3]
AssetsNet	$ 182,766,300
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 497,811
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Material Fund Change [Text Block]
C000027659
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class I
Trading Symbol	ADGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[4]
AssetsNet	$ 182,766,300
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 497,811
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Material Fund Change [Text Block]
C000135447
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class Z
Trading Symbol	ADGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[5]
AssetsNet	$ 182,766,300
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 497,811
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized